Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property plant and equipment
Schedule of property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2021 and 2020 were as follows:

	Owner occupied farmland (i)	Bearer plant (v)	Buildings and facilities	Machinery and equipment	Communication networks	Others (ii)	Total
Balance as of June 30, 2019	27,686	2,101	8,978	1,325	32,439	8,739	81,268
Costs	30,788	2,971	19,944	3,877	137,155	19,352	214,087
Accumulated depreciation	(3,102)	(870)	(10,966)	(2,552)	(104,716)	(10,613)	(132,819)
Net book amount at June 30, 2019	27,686	2,101	8,978	1,325	32,439	8,739	81,268

Additions	1,143	469	762	123	5,132	2,666	10,295
Disposals	(180)	-	(96)	(9)	(4,802)	(167)	(5,254)
Deconsolidation	-	-	(635)	(892)	-	(66)	(1,593)
Incorporation of assets by business combination	10,741	-	2,424	566	-	499	14,230
Currency translation adjustment	(1,332)	(357)	671	284	5,334	1,844	6,444
Transfers	(2,007)	(3)	(1,714)	(51)	566	(568)	(3,777)
Depreciation charge (iii)	(407)	(515)	(716)	(161)	(6,956)	(2,804)	(11,559)
Balance as of June 30, 2020	35,644	1,695	9,674	1,185	31,713	10,143	90,054

Costs	39,153	3,080	21,356	3,898	143,385	23,560	234,432
Accumulated depreciation	(3,509)	(1,385)	(11,682)	(2,713)	(111,672)	(13,417)	(144,378)
Net book amount at June 30, 2020	35,644	1,695	9,674	1,185	31,713	10,143	90,054

Additions	1,335	143	281	97	581	943	3,380
Disposals	(584)	-	(88)	(7)	(55)	(110)	(844)
Desconsolidation	(6,102)	-	(4,285)	(795)	(28,322)	(8,485)	(47,989)
Currency translation adjustment	(969)	-	(312)	(66)	(2,285)	(682)	(4,314)
Transfers	1,998	-	2,011	1	-	15	4,025
Depreciation charge (iii)	(413)	(470)	(448)	(119)	(1,632)	(1,115)	(4,197)
Balance as of June 30, 2021	30,909	1,368	6,833	296	-	709	40,115

Costs	33,523	2,593	10,351	2,905	-	1,572	50,944
Accumulated depreciation	(2,614)	(1,225)	(3,518)	(2,609)	-	(863)	(10,829)
Net book amount at June 30, 2021	30,909	1,368	6,833	296	-	709	40,115